Securities at amortised cost (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Securities at Amortised Costs

Securities at amortised cost

	30	31
	June	December
	2018	2017
Debt securities at amortised cost	48,966	n/a
Held-to-maturity investments [1]	n/a	9,343

	48,966	9,343

1	Under IAS 39 these Securities were classified Held-to-maturity investments, reference is made to Note 3 ‘Financial assets at fair value through other comprehensive income’.

Summary of Debt Securities

ING Group’s exposure to debt securities is included in the following lines in the statement of financial position:

Debt securities

	30 June	31 December
	2018	2017
Debt securities at fair value through other comprehensive income	24,968	n/a
Debt securities at amortised cost	48,966	n/a
Available-for-sale investments	n/a	65,747
Held-to-maturity investments	n/a	9,343
Loans and advances to customers		5,099
Loans and advances to banks		265

Debt securities at fair value through other comprehensive income and amortised cost	73,934	80,454
Trading assets	7,237	7,477
Debt securities at fair value through profit or loss	3,226	1,739

Financial assets at fair value through profit or loss	10,463	9,216
	84,397	89,670

Debt Securities by Type and Balance Sheet Lines

ING Group’s total exposure to debt securities of EUR 77,161 million (31 December 2017: EUR 80,454 million) is specified as follows by type of exposure:

Debt securities by type and balance sheet lines

	Debt	Debt	Debt
	securities	securities	securities
	at FVPL	at FVOCI	at AC	Total	Total
	30 June	30 June	30 June	30 June	31 December
	2018	2018	2018	2018	2017
Government bonds	186	14,635	25,600	40,421	43,134
Sub-sovereign, Supranationals and Agencies	427	5,973	11,532	17,932	18,715
Covered bonds		2,255	7,009	9,264	9,409
Corporate bonds	181	1,005	816	2,002	2,254
Financial institutions’ bonds	1,485	5	2,369	3,860	2,548
ABS portfolio	946	1,095	1,641	3,682	4,394

Bond portfolio	3,226	24,968	48,966	77,161	80,454